Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of intangible assets [Abstract]
Disclosure of intangible assets [text block]
8.	Intangible assets

A breakdown of cost, accumulated amortization, additions, sales and disposals for intangible assets is as follows:

Costs:
Balance as of January 1, 2015	10,987
Additions	-
Disposals	(211)
Balance as of December 31, 2015	10,776
Additions	3,111
Disposals	(4)
Balance as of December 31, 2016	13,883
Additions	3,370
Disposals	(81)
Balance as of December 31, 2017	17,172

Accumulated amortization:
Balance as of January 1, 2015	9,963
Disposals	(210)
Amortization expense of the year	596
Balance as of December 31, 2015	10,349
Disposals	(4)
Amortization expense of the year	629
Balance as of December 31, 2016	10,974
Disposals	(65)
Amortization expense of the year	838
Balance as of December 31, 2017	11,747

Carrying amounts as of:
December 31, 2017	5,425
December 31, 2016	2,909
December 31, 2015	427

Expenses related to the amortization of intangible assets are presented as part of amortization of intangible assets in the consolidated statement of profit or loss.